Warrant Liabilities - Summary of Changes in Fair Value of Warrant Liabilities (Details)	4 Months Ended
Feb. 28, 2021 USD ($)
Disclosure Of Detailed Information About Warrant Liabilities [Line Items]
Initial measurement as of November 10, 2021	$ 69,923,483
Change in valuation inputs	(26,111,685)
Fair value as of February 28, 2021	43,811,798
Public
Disclosure Of Detailed Information About Warrant Liabilities [Line Items]
Initial measurement as of November 10, 2021	66,792,000
Change in valuation inputs	(24,035,000)
Fair value as of February 28, 2021	42,757,000
Private Placement
Disclosure Of Detailed Information About Warrant Liabilities [Line Items]
Initial measurement as of November 10, 2021	3,131,483
Change in valuation inputs	(2,076,685)
Fair value as of February 28, 2021	$ 1,054,798